INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Feb. 29, 2020	Feb. 28, 2019
Deferred tax assets:
Prepaid rental and advertising	$ 50,187	$ 9,763
Property and equipment	2,576	1,877
Impairment loss on long-term investments	4,559	6,563
Others	19,526	8,121
Tax losses carry-forward	84,007	44,376
Less: valuation allowance	(81,321)	(41,521)
Deferred tax assets, net	79,534	29,179
Deferred tax liabilities:
Intangible assets	6,984	8,869
Property and equipment	805	249
Long-term investments		8,620
Deferred tax liabilities	$ 7,789	$ 17,738